Leases (Narrative) (Details)	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 15, 2009 sqft	Oct. 31, 2013 sqft	Aug. 31, 2008 Centric Solutions LLC [Member] sqft	Oct. 31, 2013 Centric Solutions LLC [Member]
Area of office space leased (sqft)	21,000	34,000	23,000
Additional area of office space leased		13,000
Lease expiration date		Nov. 30, 2016
Lease term				7 years